Related Party Transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

4.  RELATED PARTY TRANSACTIONS

The Company’s initial shareholder advanced a total of $151,760 for payment of offering costs and formation costs on the Company’s behalf. These advances were non-interest bearing, unsecured and were due at the earlier of March 31, 2012 or the closing of the Public Offering.  These advances were repaid at the closing of the Public Offering on March 26, 2012.  The Company also made advances to the initial shareholder of $20,000 for the purchase of warrants in the private placement.  These amounts were repaid to the Company on March 30, 2012. At July 31, 2012, there is a balance of $15,348 due from an affiliate on the accompanying balance sheet for advances to the initial shareholder to pay Company expenses.

On March 20, 2012, the Company entered into an agreement with its Chairman and initial shareholder, Julio Gutierrez, pursuant to which Mr. Gutierrez agreed to loan the Company up to an aggregate of $500,000 (or a higher amount at his discretion) to fund the Company’s working capital needs following the consummation of the Public Offering and before a Business Combination.  In the event that a Business Combination does not close, the Company may use a portion of the Public Offering proceeds held outside the Trust Account to repay such working capital loans but no proceeds from the Trust Account would be used for such repayment.  Mr. Gutierrez, at his option, may convert the working capital loans into warrants in connection with a Business Combination at $0.75 per warrant. As of July 31, 2012, no such loans were made.

On October 5, 2011, the Company issued to the initial shareholder, 1,725,000 founders shares for an aggregate purchase price of $25,000 in cash. On March 14, 2012, the Company effectuated an approximate 1.125-to-1 reverse stock split, resulting in a reduction in outstanding shares to 1,533,333. Share amounts have been restated to reflect the retroactive effect of the reverse stock split. These shares included 200,000 Ordinary Shares that were subject to forfeiture if the underwriters did not exercise their over-allotment option.  All 200,000 shares were forfeited when the over-allotment option period expired in May 2012 (see Note 5).  The initial shareholder has agreed that he will not sell or transfer his shares until: (i) with respect to 20% of such shares, upon consummation of the Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination and (v) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination and (vi) with respect to 100% of such shares, immediately if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in the Company’s shareholders having the right to exchange their shares for cash or other securities or (2) involving a merger or other change in the majority of the Company’s board of directors or management team in which the Company is the surviving entity.

The initial shareholder has agreed (1) to waive his redemption rights with respect to the initial shares and any Ordinary Shares he holds in connection with the consummation of a Business Combination and (2) to waive his rights to liquidating distributions with respect to his initial shares if the Company fails to consummate a Business Combination within 15 months from the closing of the Public Offering (or 18 months from the closing of the Public Offering if the Company has entered into a definitive agreement with a target business), although the initial shareholder will be entitled to receive liquidating distributions with respect to any Ordinary Shares he holds if the Company fails to consummate a Business Combination within such time period.

If the Company submits a Business Combination to its shareholders for a vote, the initial shareholder has agreed to vote his initial shares and any Ordinary Shares he purchases during or after the Public Offering in favor of a Business Combination, and the initial shareholder, officers and directors of the Company have also agreed to vote any Ordinary Shares purchased by them during or after the Public Offering in favor of a Business Combination.

The initial shareholder will retain all other rights as the public shareholders with respect to his Ordinary Shares, including, without limitation, the right to vote the Ordinary Shares and the right to receive dividends, if declared (including any transferees). If dividends are declared and payable in Ordinary Shares or to extend the period of their underlying securities, such dividends will also be subject to lockup restrictions.

The holders of the initial shares, investor warrants, underwriter warrants and warrants that may be issued upon conversion of the working capital loans will have registration rights to require the Company to register for sale any of the securities held by them pursuant to a registration rights agreement dated March 20, 2012.  These shareholders are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities (following their release from any lockup restrictions) for sale under the Securities Act. In addition, these shareholders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.  The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Commencing on March 26, 2012, the Company entered into an agreement with BGS Group SA, an affiliate of the initial shareholder to provide at no cost office space, secretarial, and administrative services. This agreement will expire upon the earlier of: (a) the successful completion of the Business Combination, or (b) the date on which the Company is dissolved and liquidated.